Equity - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 19, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Class Of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one vote for each share	one vote for each share
Common stock, shares issued			0	172,350
Price per share			$ 11.50
Closing sale price of company's common stock		$ 8.05	$ 8.05
Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares issued				172,350
Pivotal Acquisition Corp. [Member]
Class Of Stock [Line Items]
Warrants outstanding	29,500,000
Price per share	$ 11.50	$ 11.50			$ 11.50
Warrants expiration date	Dec. 19, 2024	Dec. 19, 2024
Sale price of common stock	$ 18.00	$ 18.00
Number of business days	3 days	3 days
Recapitalization transaction (in shares)	34,800,000
Description of warrants	Each warrant entitles the holder to purchase one share of common stock for $11.50 per share. If held by the initial purchaser of the Private Warrant or certain permitted transferees, the purchase can occur on a cashless basis. The warrants will expire on December 19, 2024 or earlier upon redemption or liquidation.	Each Warrant entitles the holder to purchase one share of Common Stock for $11.50 per share. Private Warrants held by the initial purchaser of the Private Warrant or certain permitted transferees may be exercised on a cashless basis. The Warrants will expire on December 19, 2024 or earlier upon redemption or liquidation.
Pivotal Acquisition Corp. [Member] | Minimum [Member]
Class Of Stock [Line Items]
Number of trading days	20 days	20 days
Pivotal Acquisition Corp. [Member] | Maximum [Member]
Class Of Stock [Line Items]
Number of trading days	30 days	30 days
Pivotal Acquisition Corp. [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Number of securities eligible for each warrant	1	1
Pivotal Acquisition Holdings LLC [Member]
Class Of Stock [Line Items]
Recapitalization transaction (in shares)	550,000	550,000
Number of consecutive trading days	20 days	20 days
Reverse merger transaction, sale of common stock description	On December 19, 2019, in connection with the consummation of the reverse merger transaction, 550,000 shares of common stock held by Pivotal Acquisition Holdings LLC are subject to an additional lockup that will be released only if the last reported sale price of the common stock equals or exceeds $15.00 for a period of 20 consecutive trading days during the five-year period following the Closing Date. If the last reported sale price of common stock does not equal or exceed $15.00 within five years from the Closing Date, such shares will be forfeited to the Company for no consideration. These shares are reported as outstanding in our financial statements	On the Closing Date, in connection with the consummation of the Business Combination, 550,000 shares of Common Stock held by Pivotal Acquisition Holdings LLC were subjected to an additional lockup that will be released only if the last reported sale price of the Common Stock equals or exceeds $15.00 for a period of 20 consecutive trading days during the five-year period following the Closing Date. If the last reported sale price of Common Stock does not equal or exceed $15.00 within five years from the Closing Date, such shares of Common Stock will be forfeited to the Company for no consideration. These shares are reported as outstanding in the Company’s financial statements.
Closing stock price period	5 years	5 years
Forfeited amount	$ 0	$ 0
Pivotal Acquisition Holdings LLC [Member] | Minimum [Member]
Class Of Stock [Line Items]
Closing sale price of company's common stock	$ 15.00	$ 15.00
Pivotal Acquisition Holdings LLC [Member] | Maximum [Member]
Class Of Stock [Line Items]
Closing sale price of company's common stock	$ 15.00	$ 15.00
Public Warrants [Member] | Pivotal Acquisition Corp. [Member]
Class Of Stock [Line Items]
Warrants outstanding	23,000,000	23,000,000
Price per share	$ 0.01	$ 0.01
Public Warrants [Member] | Pivotal Acquisition Corp. [Member] | Maximum [Member]
Class Of Stock [Line Items]
Minimum prior written notice period	30 days	30 days
Private Warrants [Member] | Pivotal Acquisition Corp. [Member]
Class Of Stock [Line Items]
Warrants outstanding	4,585,281	6,350,000
Debenture Holder Warrants [Member] | Pivotal Acquisition Corp. [Member]
Class Of Stock [Line Items]
Warrants outstanding	1,764,719